UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-PX
________

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-07445

SEI Asset Allocation Trust
(Name of registrant)
________

One Freedom Valley Drive
Oaks, Pennsylvania 19456
(Address of principal executive offices)
________

SEI Asset Allocation Trust
SEI Investments Company
One Freedom Valley Drive
Oaks, Pennsylvania 19456
(Name and address of agent for service)

CC:

Timothy W. Levin, Esquire
Morgan, Lewis & Brockius LLP
1701 Market Street
Philadelphia, Pennsylvania 19103
(Name and address of agent for service)

1-800-342-5734
(Registrant’s telephone number including area code )
________

Date of Fiscal Year End: March 31

Date of Reporting Period: July 1, 2020 to June 30, 2021

Item 1. Proxy Voting Record.

Attached are the proxy voting records for
SEI Asset Allocation Trust

Registrant Name : SEI Asset Allocation Trust
Fund Name : DEFENSIVE STRATEGY FUND
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name : SEI Asset Allocation Trust
Fund Name : CONSERVATIVE STRATEGY FUND
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name : SEI Asset Allocation Trust
Fund Name : MODERATE STRATEGY FUND
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name : SEI Asset Allocation Trust
Fund Name : AGGRESSIVE STRATEGY FUND
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name : SEI Asset Allocation Trust
Fund Name : CORE MARKET STRATEGY FUND
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name : SEI Asset Allocation Trust
Fund Name : MARKET GROWTH STRATEGY
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name : SEI Asset Allocation Trust
Fund Name : DEFENSIVE STRATEGY ALLOCATION
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name : SEI Asset Allocation Trust
Fund Name : CONSERVATIVE STRATEGY ALLOCATION FUND
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name : SEI Asset Allocation Trust
Fund Name : MODERATE STRATEGY ALLOCATION FUND
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name : SEI Asset Allocation Trust
Fund Name : TAX-MANAGED AGGRESSIVE STRATEGY FUND
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name : SEI Asset Allocation Trust
Fund Name : CORE MARKET STRATEGY ALLOCATION FUND
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name : SEI Asset Allocation Trust
Fund Name : MARKET GROWTH STRATEGY ALLOCATION FUND
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Asset Allocation Trust

By: /s/ Robert A. Nesher
Robert A. Nesher
President
Date:  August 24, 2021